Preferred shares and other financial instruments subject to redemption and other preferential rights - Summary of other financial instruments issued to investors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Abstract]
Beginning balance	¥ 138,938	¥ 621,449	¥ 752,120
Issuance of financial instruments	0	0	583,975
Issuance of convertible redeemable preferred shares according to the commitment	(115,753)	(538,696)	(818,244)
Changes in the carrying amount	4,208	48,408	41,130
Cancellation of other financial instruments issued to an investor	(27,831)	0	0
Foreign exchange effect	438	7,777	62,468
Ending balance	¥ 0	¥ 138,938	¥ 621,449